Other Plant and Equipment (Details) - Other property, plant and equipment - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	$ 9,228	$ 9,474
Capital expenditures	552	1,804
Depreciation	(2,182)	(2,050)
Balance, end of year	7,598	9,228
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	64,452	62,648
Capital expenditures	552	1,804
Depreciation	0	0
Balance, end of year	65,004	64,452
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	(55,224)	(53,174)
Capital expenditures	0	0
Depreciation	(2,182)	(2,050)
Balance, end of year	$ (57,406)	$ (55,224)